Employee benefits	12 Months Ended
Mar. 31, 2021
Disclosure of defined benefit plans [abstract]
Employee benefits
28. Employee benefits

Total employee benefit expenses, including share-based payments, incurred during the years ended March 31, 2021, 2020 and 2019 amounted to Rs.36,299, Rs.33,802 and Rs.33,562, respectively.

Gratuity benefits provided by the parent company

In accordance with applicable Indian laws, the Company has a defined benefit plan which provides for gratuity payments (the “Gratuity Plan”) and covers certain categories of employees in India. The Gratuity Plan provides a lump sum gratuity payment to eligible employees at retirement or termination of their employment. The amount of the payment is based on the respective employee’s last drawn salary and the years of employment with the Company. Effective September 1, 1999, the Company established the Dr. Reddy’s Laboratories Gratuity Fund (the “Gratuity Fund”) to fund the Gratuity Plan. Liabilities in respect of the Gratuity Plan are determined by an actuarial valuation, based upon which the Company makes contributions to the Gratuity Fund. Trustees administer the contributions made to the Gratuity Fund. Amounts contributed to the Gratuity Fund are invested in bonds issued by the Government of India and in debt securities and equity securities of Indian companies.

The components of gratuity cost recognized in the income statement for the years ended March 31, 2021, 2020 and 2019 consist of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current service cost	Rs.	281	Rs.	276	Rs.	265
Interest on defined benefit liability		8		(4)		(2)
Gratuity cost recognized in income statement	Rs.	289	Rs.	272	Rs.	263

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2021		2020
Present value of funded obligations	Rs.	2,628	Rs.	2,349
Fair value of plan assets		(1,997)		(2,160)
Net defined benefit liability recognized	Rs.	631	Rs.	189

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2021		2020
Defined benefit obligations at the beginning of the year	Rs.	2,349	Rs.	2,200
Current service cost		281		276
Interest on defined obligations		140		152
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		153		(96)
Actuarial loss/(gain) due to demographic assumptions		(26)		(48)
Actuarial loss/(gain) due to experience changes		51		59
Benefits paid		(345)		(194)
Liabilities assumed/(transferred) (1)		25		-
Defined benefit obligations at the end of the year	Rs.	2,628	Rs.	2,349

(1)
Liabilities assumed/transferred of Rs.25 is comprised of:

a)	Rs.70 increase in liabilities on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details.
b)	Rs.45 transfer of liabilities on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary .

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2021		2020
Fair value of plan assets at the beginning of the year	Rs.	2,160	Rs.	2,174
Employer contributions		25		14
Interest on plan assets		132		156
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(1)		10
Benefits paid		(345)		(194)
Assets acquired/(transferred) (1)		26		-
Plan assets at the end of the year	Rs.	1,997	Rs.	2,160

(1)
Assets acquired/transferred of Rs.26 is comprised of:

a)	Rs.70 increase in assets on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details
.

b)	Rs.44 transfer of assets on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary .

Sensitivity Analysis:

	As of March 31, 2021
Defined benefit obligation without effect of projected salary growth	Rs.	1,795
Add: Effect of salary growth		833
Defined benefit obligation with projected salary growth		2,628
Defined benefit obligation, using discount rate minus 50 basis points		2,700
Defined benefit obligation, using discount rate plus 50 basis points		2,559
Defined benefit obligation, using salary growth rate plus 50 basis points		2,698
Defined benefit obligation, using salary growth rate minus 50 basis points		2,560

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Gratuity plan are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	6.00%	6.65%	7.45%
Rate of compensation increase	8.00%	7.50%	8% per annum for the first year and 9% per annum thereafter

The assumptions used to determine gratuity cost:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	6.65%	7.45%	7.75%
Rate of compensation increase	7.50%	8% per annum for the first year and 9% per annum thereafter	7% per annum for the first year and 9% per annum thereafter

Contributions:
The Company expects to contribute Rs.317 to the Gratuity Plan during the year ending March 31, 2022.

Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2021 and 2020, by asset category, was as follows:

	As of March 31,
	2021	2020
Funds managed by insurers	100%	99%
Others	-	1%

The expected future cash flows in respect of gratuity as of March 31, 2021 were as follows:

Expected contribution	Amount
During the year ended March 31, 2022 (estimated)	Rs.	317

Expected future benefit payments
March 31, 2022		452
March 31, 2023		390
March 31, 2024		361
March 31, 2025		339
March 31, 2026		308
Thereafter		1,971

Pension plan of the Company’s subsidiary, Industrias Quimicas Falcon de Mexico

All employees of the Company’s Mexican subsidiary, Industrias Quimicas Falcon de Mexico (“Falcon”), are entitled to a pension benefit in the form of a defined benefit pension plan. The Falcon pension plan provides for payment to vested employees at retirement or termination of employment. Liabilities in respect of the pension plan are determined by an actuarial valuation, based on which the Company makes contributions to the pension plan fund. This fund is administered by a third party, who is provided guidance by a technical committee formed by senior employees of Falcon
.

The components of net pension cost recognized in the income statement for the years ended March 31, 2021, 2020 and 2019 consist of the following:

	For the Year Ended March 31,
	2021		2020		2019
Current service cost	Rs.	13	Rs.	11	Rs.	13
Interest on defined benefit liability		8		16		15
Total cost recognized in income statement	Rs.	21	Rs.	27	Rs.	28

Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2021		2020
Present value of funded obligations	Rs.	307	Rs.	234
Fair value of plan assets		(169)		(128)
Net defined benefit liability recognized	Rs.	138	Rs.	106

Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2021		2020
Defined benefit obligations at the beginning of the year	Rs.	234	Rs.	223
Current service cost		13		11
Interest on defined obligations		21		25
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		24		50
Actuarial loss/(gain) due to experience changes		19		(8)
Benefits paid		(32)		(41)
Foreign exchanges differences		28		(26)
Defined benefit obligations at the end of the year	Rs.	307	Rs.	234

Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2021		2020
Fair value of plan assets at the beginning of the year	Rs.	128	Rs.	70
Employer contributions		32		113
Interest on plan assets		13		9
Re-measurements due to:
Return on plan assets excluding interest on plan assets		12		(7)
Benefits paid		(32)		(41)
Foreign exchanges differences		16		(16)
Plan assets at the end of the year	Rs.	169	Rs.	128

Sensitivity Analysis:

	As of March 31, 2021
Defined benefit obligation without effect of projected salary growth	Rs.	209
Add: Effect of salary growth		98
Defined benefit obligation with projected salary growth		307
Defined benefit obligation, using discount rate minus 50 basis points		321
Defined benefit obligation, using discount rate plus 50 basis points		294
Defined benefit obligation, using salary growth rate plus 50 basis points		321
Defined benefit obligation, using salary growth rate minus 50 basis points		294

Summary of the actuarial assumptions:
The actuarial assumptions used in accounting for the Falcon defined benefit plans are as follows:

The assumptions used to determine benefit obligations:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	7.75%	8.75%	11.25%
Rate of compensation increase	4.50%	4.50%	4.50%

The assumptions used to determine defined benefit cost:

	For the Year Ended March 31,
	2021	2020	2019
Discount rate	8.75%	11.25%	9.00%
Rate of compensation increase	4.50%	4.50%	4.50%

Contributions:
The Company expects to contribute Rs.36 to Falcon defined benefit plans during the year ending March 31, 2022.

Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2021 and 2020, by asset category, was as follows:

	As of March 31,
	2021	2020
Funds managed by insurers	51%	51%
Others	49%	49%

The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2021 were as follows:

Expected contribution	Amount
During the year ended March 31, 2022 (estimated)	Rs.	36

Expected future benefit payments
March 31, 2022		6
March 31, 2023		6
March 31, 2024		12
March 31, 2025		16
March 31, 2026		21
Thereafter		608

Provident fund benefits

Certain categories of employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and employer each make monthly contributions to a government administered fund equal to 12% of the covered employee’s qualifying salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.906, Rs.812 and Rs.740 to the provident fund plan during the years ended March 31, 2021, 2020 and 2019, respectively.

Superannuation benefits

Certain categories of employees of the Company participate in superannuation, a defined contribution plan administered by the Life Insurance Corporation of India. The Company makes monthly contributions based on a specified percentage of each covered employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.84, Rs.82 and Rs.84 to the superannuation plan during the years ended March 31, 2021, 2020 and 2019, respectively.

Other contribution plans

In the United States, the Company sponsors a defined contribution 401(k) retirement savings plan for all eligible employees who meet minimum age and service requirements. The Company contributed Rs.139, Rs.177 and Rs.213 to the 401(k) retirement savings plan during the years ended March 31, 2021, 2020 and 2019, respectively. The Company has no further obligations under the plan beyond its monthly matching contributions.

In the United Kingdom, certain social security benefits (such as pension, unemployment and disability) are funded by employers and employees through mandatory National Insurance contributions. The contribution amounts are determined based upon the employee’s salary. The Company has no further obligations under the plan beyond its monthly contributions. The Company contributed Rs.143, Rs.135 and Rs.148 to the National Insurance during the years ended March 31, 2021, 2020 and 2019, respectively.

Compensated absences

The Company provides for accumulation of compensated absences by certain categories of its employees. These employees can carry forward a portion of the unutilized compensated absences and utilize them in future periods or receive cash in lieu thereof as per the Company’s policy. The Company records a liability for compensated absences in the period in which the employee renders the services that increases this entitlement. The total liability recorded by the Company towards this obligation was Rs.1,130 and Rs.1,161 as of March 31, 2021 and 2020, respectively.